Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr August

Innovator Growth-100 Power Buffer ETF™ – August

Innovator International Developed Power Buffer ETF™ – August

Innovator U.S. Equity Buffer ETF™ – August

Innovator U.S. Equity Power Buffer ETF™ – August

Innovator U.S. Equity Ultra Buffer ETF™ – August

Innovator U.S. Small Cap Power Buffer ETF™ – August

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2025 or February 28, 2025

July 24, 2025

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on July 31, 2025, and each Fund will commence a new Outcome Period that will begin on August 1, 2025 and end on July 31, 2026. Each Fund’s Cap will not be determined until the start of the new outcome period on August 1, 2025. A supplement to each Fund’s prospectus will be filed on July 31, 2025 that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of July 24, 2025, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Equity Defined Protection ETF® – 1 Yr August	ZAUG	5.99% – 7.49% (5.20% – 6.70% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – August	NAUG	13.32% – 15.32% (12.53% – 14.53% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – August	IAUG	10.29% – 15.29% (9.44% – 14.44% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – August	BAUG	14.75% – 16.25% (13.96% – 15.46% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – August	PAUG	11.10% – 12.85% (10.31% – 12.06% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – August	UAUG	10.57% – 12.32% (9.78% – 11.53% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – August	KAUG	15.14% – 18.14% (14.35% – 17.35% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference